Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	Ossen Innovation Co. Ltd.
Entity Central Index Key	0001485538
Trading Symbol	OSN
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	19,901,959

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 1,996,764	$ 1,568,261
Restricted cash	25,407,499	19,764,900
Notes receivable - bank acceptance notes	394,079	10,851,616
Accounts receivable, net of allowance for doubtful accounts of $1,277,091 and $384,311 as of December 31, 2012 and 2011, respectively	45,734,381	48,049,722
Inventories	9,807,044	17,222,664
Advance to suppliers	77,948,496	41,391,174
Other current assets	1,904,626	6,495,241
Notes receivable from related party - bank acceptance notes	1,830,208
Accounts receivable from related party		20,799
Total current assets	165,023,097	145,364,377
Property, plant and equipment, net	9,707,587	11,022,916
Land use rights, net	4,317,669	4,380,708
Prepayment for plant and equipment	7,933,361	7,869,529
TOTAL ASSETS	186,981,714	168,637,530
Current Liabilities
Notes payable - bank acceptance notes	36,933,710	24,848,628
Short-term bank loans	50,679,026	47,966,209
Long-term bank loans - current portion	4,438,386
Accounts payable	572,305	948,475
Customer deposits	384,602	459,915
Taxes payable	391,353	4,792
Other payables and accrued expenses	805,196	324,423
Total current liabilities	94,204,578	74,552,442
Long term bank loans		4,718,094
TOTAL LIABILITIES	94,204,578	79,270,536
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; and 19,901,959 and 20,000,000 shares outstanding as of December 31, 2012 and 2011, respectively	200,000	200,000
TOTAL SHAREHOLDERS' EQUITY	82,564,615	79,489,572
Additional paid-in capital	33,971,455	33,884,656
Statutory reserve	4,179,027	3,884,808
Retained earnings	38,311,527	36,224,467
Treasury stock, at cost: 98,041 and 0 shares as of as of December 31, 2012 and 2011, respectively	(96,608)
Accumulated other comprehensive income	5,999,214	5,295,641
Non-controlling interest	10,212,521	9,877,422
TOTAL EQUITY	92,777,136	89,366,994
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 186,981,714	$ 168,637,530

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 1,277,091	$ 384,311
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	19,901,959	20,000,000
Treasury stock, shares	98,041	0

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
REVEUNUES	$ 122,397,886	$ 118,616,971	$ 117,453,024
COST OF GOODS SOLD	(111,611,457)	(96,588,172)	(92,298,319)
GROSS PROFIT	10,786,429	22,028,799	25,154,705
Selling expenses	917,074	1,216,504	660,934
General and administrative expenses	3,950,934	2,747,514	1,796,995
Total Operating Expenses	4,868,008	3,964,018	2,457,929
INCOME FROM OPERATIONS	5,918,421	18,064,781	22,696,776
Financial expenses, net	(3,556,045)	(3,480,766)	(2,437,426)
Other income, net	911,430	609,666	151,757
INCOME BEFORE INCOME TAX	3,273,806	15,193,681	20,411,107
INCOME TAX	(557,428)	(2,139,029)	(2,865,372)
NET INCOME	2,716,378	13,054,652	17,545,735
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	335,099	1,506,947	2,897,397
NET INCOME ATTRIBUTABLE TO OSSEN INNOVATION CO.,LTD AND SUBSIDIARIES	2,381,279	11,547,705	14,648,338
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain	703,573	3,102,645	1,649,960
TOTAL OTHER COMPREHENSIVE INCOME	703,573	3,102,645	1,649,960
COMPREHENSIVE INCOME	$ 3,084,852	$ 14,650,350	$ 16,298,298
EARNINGS PER ORDINARY SHARE
Basic and diluted	$ 0.12	$ 0.58	$ 0.97
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	19,942,333	20,000,000	15,150,685

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (USD $)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated Other Comprehensive Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2009	$ 20,179,346	$ 150,000	$ 100,000		$ 543,036	$ 1,093,331	$ 12,819,901	$ 5,473,078
Balance (in shares) at Dec. 31, 2009		15,000,000
Net income	17,545,735						14,648,338	2,897,397
Transfer to statutory reserve						1,581,126	(1,581,126)
Issuance of ordinary shares (in shares)		5,000,000
Issuance of ordinary shares	20,345,000	50,000	20,295,000
Share-based compensation to employee	19,096		19,096
Issuance of common stock, issuance costs	12,924,000		12,924,000
Foreign currency translation adjustment	1,649,960				1,649,960
Balance at Dec. 31, 2010	72,663,137	200,000	33,338,096		2,192,996	2,674,457	25,887,113	8,370,475
Balance (in shares) at Dec. 31, 2010		20,000,000
Net income	13,054,652						11,457,705	1,506,947
Transfer to statutory reserve						1,210,351	(1,210,351)
Share-based compensation to employee	105,605		105,605
Issuance of common stock, issuance costs	440,955		440,955
Foreign currency translation adjustment	3,102,645				3,102,645
Balance at Dec. 31, 2011	89,366,994	200,000	33,884,656		5,295,641	3,884,808	36,224,467	9,877,422
Balance (in shares) at Dec. 31, 2011		20,000,000
Net income	2,716,378						2,381,279	335,099
Transfer to statutory reserve						294,219	(294,219)
Common shares repurchase (in shares)				(98,041)
Common shares repurchase	(96,608)			(96,608)
Share-based compensation to employee	86,799		86,799
Foreign currency translation adjustment	703,575				703,573
Balance at Dec. 31, 2012	$ 92,777,136	$ 200,000	$ 33,971,455	$ (96,608)	$ 5,999,214	$ 4,179,214	$ 38,311,527	$ 10,212,521
Balance (in shares) at Dec. 31, 2012		20,000,000		(98,041)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,716,378	$ 13,054,652	$ 17,545,735
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation and amortization	1,601,197	2,007,263	1,838,794
Share-based compensation expense	86,799	105,605	19,096
(Increase) Decrease In:
Accounts receivable	2,315,342	(34,717,230)	1,824,595
Inventories	7,415,620	10,727,118	(17,742,920)
Advance to suppliers	(36,557,323)	(16,318,824)	(5,238,789)
Other current assets	4,590,616	(3,151,939)	(2,378,426)
Notes receivable - bank acceptance notes	10,457,537	6,785,312	(17,486,720)
Notes receivable from related party - bank acceptance notes	(1,830,208)	3,024,895	(1,196,661)
Accounts receivable from related party	20,799	686,688	(707,487)
Increase (Decrease) In:
Accounts payable	(376,169)	(1,545,190)	2,253,390
Customer deposits	(75,312)	(373,853)	(4,355,991)
Income tax payable	386,561	(657,793)	552,092
Other payables and accrued expenses	480,773	229,913	62,037
Net cash used in operating activities	(8,767,390)	(20,143,383)	(25,011,255)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(32,856)	(156,288)	(73,466)
Prepayment for purchases of plant and equipment	(1,584)	(5,941)	(7,562,237)
Disposal of property, plant and equipment	1,458
Net cash used in investing activities	(32,982)	(162,229)	(7,635,703)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash	(5,642,598)	(5,965,883)	(1,974,804)
Proceeds from short-term bank loans	68,716,602	75,184,567	57,578,620
Repayments of short-term bank loans	(66,384,299)	(65,543,772)	(46,603,583)
Proceeds from long-term bank loans		4,718,094
Repayments of long-term bank loans	(316,877)
Proceeds from notes payable-bank acceptance notes	76,842,639	50,433,168	50,216,280
Repayment of notes payable-bank acceptance notes	(64,959,757)	(51,598,637)	(43,947,109)
Repurchase of common share	(96,608)
Proceeds from issuance of ordinary shares to public, net of issuance cost			20,345,000
IPO compensation		440,955
Net cash provided by financing activities	8,159,102	7,668,492	35,614,404
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(641,270)	(12,637,120)	2,967,446
Effect of exchange rate changes on cash	1,069,773	1,882,399	946,069
Cash and cash equivalents at beginning of period	1,568,261	12,322,982	8,409,467
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,996,764	1,568,261	12,322,982
Cash paid during the periods:
Income taxes paid	310,355	2,863,026	2,355,451
Interest paid	3,676,992	2,998,929	1,949,982
Non-cash transactions:
Appropriation to statutory reserve	294,219	1,210,351	1,581,126
Debt forgiven by shareholder	$ 0		$ 12,924,000

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

Ossen Innovation Co., Ltd., ("Ossen Innovation" or the "Company") formerly known as Ultra Glory International, Ltd., or Ultra Glory, is a British Virgin Islands limited liability company organized on January 21, 2010 under the BVI Business Companies Act, 2004 (the "BVI Act"). Ultra Glory was a blank check company formed for the purpose of acquiring, through a share exchange, asset acquisition or other similar business combination, an operating business.

Business Combination

On July 7, 2010, Ultra Glory and its sole shareholder entered into a share exchange agreement with Ossen Innovation Materials Group, Co., Ltd, or Ossen Innovation Group, a British Virgin Islands limited liability company organized on April 30, 2010 under the BVI Act and the shareholders of Ossen Innovation Group. Pursuant to the share exchange agreement, Ultra Glory acquired from the shareholders of Ossen Innovation Group all of the issued and outstanding shares of Ossen Innovation Group, in exchange for an aggregate of 10,000,000 newly issued ordinary shares issued by Ultra Glory to the shareholders of Ossen Innovation Group. In addition, the sole shareholder of Ultra Glory sold all of the 5,000,000 ordinary shares of Ultra Glory that were issued and outstanding prior to the business combination, to the shareholders of Ossen Innovation Group for cash, at a price of $0.03 per share. As a result, the individuals and entities that owned shares of Ossen Innovation Group prior to the business combination acquired 100% of the equity of Ultra Glory, and Ultra Glory acquired 100% of the equity of Ossen Innovation Group. Ossen Innovation Group is now a wholly owned subsidiary of Ultra Glory. In conjunction with the business combination, Ultra Glory filed an amended charter, pursuant to which Ultra Glory changed its name to Ossen Innovation Co., Ltd., changed its fiscal year end to December 31 and increased its authorized shares to 100,000,000. Upon the consummation of the business combination, the company ceased to be a shell company. Ossen Innovation, together with its subsidiaries, is referred to as the "Company," unless specific reference is made to a company or entity.

The effect of the share exchange and the share sale is such that effectively a reorganization of the entities has occurred for accounting purposes and is deemed to be a reverse acquisition. Subsequent to the share exchange the financial statements presented are those of a combined Ossen Innovation Group and its subsidiaries, as if the share exchange had been in effect retroactively for all periods presented.

The share exchange acquisition is accounted for as a "reverse acquisition" since, immediately following completion of the transaction, the shareholders of Ossen Innovation Group have had effective control of Ultra Glory. For accounting purposes, Ossen Innovation Group is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Ultra Glory, i.e., a capital transaction involving the issuance of shares by Ultra Glory for the shares of Ossen Innovation Group. Accordingly, the combined assets, liabilities and results of operations of Ossen Innovation Group and its subsidiaries, became the historical financial statements of Ultra Glory at the closing of the share exchange, and Ultra Glory's assets (primarily cash and cash equivalents), liabilities and results of operations is consolidated with those of Ossen Innovation Group beginning on the share exchange date. No step-up in basis or intangible assets or goodwill is recorded in this transaction. As this transaction is being accounted for as a reverse acquisition, all direct costs of the transaction is charged to additional paid-in capital. All professional fees and other costs associated with transaction were expensed. The 15,000,000 shares of Ultra Glory, subsequent to the July 7, 2010 share exchange, are presented as if they are outstanding for all periods presented, as these are held 100% by the equity owners of Ossen Innovation Group as of the share exchange and the share sale.

The Company's Shareholders

Dr. Tang, the Company's chairman, owns 100% of the shares of Effectual Strength Enterprises Ltd., a British Virgin Islands company, which currently owns 59.7% of the Company's outstanding ordinary shares. The spouse of the Company's chief executive officer, Wei Hua, owns 100% of the shares of Fascinating Acme Development Ltd., which owns 3.0% of the Company's outstanding ordinary shares. The spouse of the chief executive officer of Shanghai ZFX, which is an affiliated company of the Company that supplies the Company with raw materials, owns 100% of the shares of Gross Inspiration Development Ltd., which owns 3.0% of the Company's outstanding ordinary shares. Another 25% of the Company's ordinary shares, or 5 million shares, were issued in the Company's initial public offering in December 2010 and 4,901,959 of those shares are currently trading on NASDAQ in the form of ADS's. The holders of the remaining 9.7% of the Company's shares are investors that are residents of the People's Republic of China ("PRC") and are unaffiliated with Ossen.

The Company's Subsidiaries

British Virgin Islands Companies

Ossen Innovation Group, the Company's wholly owned subsidiary, is the sole shareholder of two holding companies organized in the British Virgin Islands: Ossen Group (Asia) Co., Ltd., or Ossen Asia, and Topchina Development Group Ltd., or Topchina. All of the equity of Ossen Asia and Topchina had been held by Dr. Tang since inception. In May 2010, Dr. Tang transferred these shares to Ossen Innovation Group in anticipation of the public listing of our Company's shares in the United States.

Ossen Asia is a British Virgin Islands limited liability company organized on February 7, 2002. Ossen Asia has one direct operating subsidiary in China, Ossen Innovation Materials Co. Ltd., or Ossen Materials. Ossen Asia owns 81% of the equity of Ossen Materials.

Topchina is a British Virgin Islands limited liability company organized on November 3, 2004. Ossen Materials and Topchina directly own an operating subsidiary in China, Ossen (Jiujiang) Steel Wire & Cable Co., Ltd., or Ossen Jiujiang. Ossen Materials owns 20.46% of the equity of Ossen Jiujiang and Topchina owns 79.54%.

Ossen Materials

Ossen Materials was formed in China on October 27, 2004 as a Sino-foreign joint venture limited liability company under the name Ossen (Ma'anshan) Steel Wire and Cable Co., Ltd. On May 8, 2008, Ossen Materials was restructured from a Sino-foreign joint venture limited liability company to a corporation. The name of the entity was changed at that time to Ossen Innovation Materials Co., Ltd.

Ossen Asia owns 81% of the equity of Ossen Materials. The remaining 19% is held in the aggregate by four Chinese entities, two of which are controlled by Chinese governmental entities, one of which is controlled by Zhonglu Co. Ltd., a company whose shares are listed on the Shanghai Stock Exchange, and one of which is controlled by Chinese citizens.

Through Ossen Materials, the Company has manufactured and sold plain surface PC strands, galvanized PC steel wires and PC wires in the Company's Maanshan City, PRC, facility since 2004. The primary products manufactured in this facility are the Company's plain surface PC strands. The primary markets for the products manufactured at the Company's Maanshan facility are Anhui Province, Jiangsu Province, Zhejiang Province and Shanghai City, each in the PRC.

Ossen Jiujiang

On April 6, 2005, Shanghai Ossen Investment Holdings (Group) Co., Ltd., or Ossen Shanghai, acquired a portion of the bankruptcy assets of Jiujiang Tianlong Galvanized Prestressing Steel Strand LLC, including equipment, land use rights and inventory for approximately $2.9 million. Ossen Jiujiang was formed by Ossen Shanghai in the PRC as a Sino-foreign joint venture limited liability company on April 13, 2005. Ossen Shanghai then transferred the newly acquired assets to Ossen Jiujiang. At its inception, Ossen Jiujiang was owned by two entities: 33.3% of its equity was held by Ossen Asia and 66.7% by Ossen Shanghai. In June 2005, Ossen Shanghai transferred its entire interest in Ossen Jiujiang to Topchina in exchange for approximately $2.9 million. In October 2007, Topchina transferred 41.7% of the equity in Ossen Jiujiang to Ossen Asia for no consideration. On December 17, 2007, Ossen Asia transferred all of its shares in Ossen Jiujiang to Ossen Materials for no consideration. On December 27, 2010, the paid-in capital of Ossen Jiujiang increased from approximately $6,048,509 (RMB 50,000,000) to approximately $26,048,509 (RMB 183,271,074) and was injected by cash of approximately $20,000,000 (RMB 133,271,074) from its shareholder Topchina. Since then, 20.46% of the equity interest of Ossen Jiujiang has been held by Ossen Materials and 79.54% by Topchina.

Through Ossen Jiujiang, the company manufactures galvanized PC wires, plain surface PC strands, galvanized PC strands, unbonded PC strands, helical rib PC wires, sleeper PC wires and indented PC wires. The primary products manufactured in this facility are the company's galvanized PC wires. The primary markets for the PC strands manufactured in the company's Jiujiang facility are Jiangxi Province, Wuhan Province, Hunan Province, Fujian Province and Sichuan Province, each in the PRC.

At December 31, 2012, the subsidiaries of Ossen Innovation Co., Ltd were as follows:

Name	Domicile and Date of Incorporation	Paid-in Capital		Percentage of Effective Ownership	Principal Activities

Ossen Innovation Materials Group, Co., Ltd. ("Ossen Innovation Group")	BVI April 30, 2010	USD	-	100%	Investments holdings

Ossen Group (Asia) Co., Ltd. ("Ossen Asia")	BVI February 7, 2002	USD	-	100%	Investments holdings

Topchina Development Group Ltd. ("Topchina")	BVI November 3, 2004	USD	-	100%	Investments holdings

Ossen Innovation Materials Co., Ltd. ("Ossen Materials")	The PRC October 27, 2004	RMB	75,000,000	81%	Design, engineering, manufacture and sale of customized prestressed steel materials

Ossen (Jiujiang) Steel Wire & Cable Co., Ltd. ("Ossen Jiujiang")	The PRC April 13, 2005	RMB	183,271,074	96.11%	Design, engineering, manufacture and sale of customized prestressed steel materials

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Ossen Innovation Co., Ltd. and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of the consolidated and combined financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates.

Non-controlling Interest

Non-controlling interests in the Company's subsidiaries are recorded in accordance with the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification 810 Consolidation ("ASC 810") and are reported as a component of equity, separate from the parent's equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars ("US$" or "$"). The functional currency of the Company is Renminbi ("RMB"). The consolidated financial statements are translated into United States dollars from RMB at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The resulting transaction adjustments are recorded as a component of shareholders' equity. Gains and losses from foreign currency transactions are included in net income.

	2012	2011	2010
Year end RMB: US$ exchange rate	6.3086	6.3585	6.6118
Average yearly RMB: US$ exchange rate	6.3116	6.4640	6.7788

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

Revenue Recognition

In accordance with the ASC Topic 605, "Revenue Recognition", the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller's price to the buyer is fixed or determinable, and collectability is reasonable assured.

The Company derives revenues from the processing, distribution and sale of own products. The Company recognizes its revenues net of value-added taxes ("VAT"). The Company is subject to VAT which is levied on the rate of 17% on the invoiced value of sales. Output VAT is borne by customers in addition to the invoiced value of sales and input VAT is borne by the Company in addition to the invoiced value of purchases to the extent not refunded for export sales.

The Company will recognize revenue for domestic sales based on the terms defined in the contract as long as risk of loss has transferred to the customers and each of the criteria under ASC 605 have been met. Contracts terms may require the Company to deliver the finished goods to the customers' location or the customer may pick up the finished goods at the Company's factory. International sales are recognized when shipment clears customs and leaves the port.

The Company also derives an insignificant amount of revenue from providing services to select customers. Service revenues account for less than 2% of total revenues for all periods presented and is recognized upon delivery and acceptance of the finished products by the customer, or when pick up occurs. Contracts with distributors do not offer any chargeback or price protection. The Company experienced no product returns and recorded no reserve for sales returns for the years ended December 31, 2012, 2011 and 2010.

Cost of Sales

Cost of revenue includes direct and indirect production costs, as well as freight in and handling costs for products sold.

Research and Development

Research and development costs are expensed as incurred and totaled approximately $1,132,256, $755,746 and $595,477 for the years ended December 31, 2012, 2011 and 2010, respectively. Research and development costs are included in G&A in the accompanying statements of operations. Research and development costs are incurred on a project specific basis.

Retirement Benefits

Retirement benefits in the form of contributions under defined contribution retirement plans to the relevant authorities are charged to operations as incurred. Retirement benefits of $213,617, $112,960 and $144,418 were charged to operations for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock-Based Compensation

Stock-based compensation includes 1) stock options and common stock awards granted to employees and directors for services, and are accounted for under FASB ASC 718 "Compensation - Stock Compensation", and 2) common stock awards granted to consultants which are accounted for under FASB ASC 505-50 "Equity - Equity-Based Payments to Non-Employees".

Common stock awards are granted to directors for services provided. All grants of common stock awards and stock options to employees and directors are recognized in the financial statements based on their grant date fair values. The Company has elected to recognize compensation expense using the straight-line method for all common stock awards and stock options granted with service conditions that have a graded vesting schedule, with a corresponding charge to additional paid-in capital.

Common stock awards issued to consultants represent common stock granted to non-employees in exchange for services at fair value. The measurement dates for such awards are set at dates that the contracts are entered into as the awards are non-forfeitable and vest immediately. The measurement date fair value is then recognized over the service period as if the Company has paid cash for such service. The Company does not have significant grants to consultants for any of the period presented.

The Company estimates fair value of common stock awards based on the number of shares granted and the quoted price of the Company's common stock on the date of grant.

The fair value of stock options is estimated using the Black-Scholes model. The Company's expected volatility assumption is based on the historical volatility of the Company's stock. The expected life assumption is presumed to be the mid-point between the vesting date and the end of the contractual term, as is permitted for "plain vanilla" employee stock options. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

FASB ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those stock options and common stock awards that are expected to vest.

Income Taxes

The Company accounts for income taxes following the liability method pursuant to FASB ASC 740 "Income Taxes". Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows FASB ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2012, the Company did not have a liability for unrecognized tax benefits.

The Company has not provided for income taxes on accumulated earnings amounting $38,296,269 that are subject to the PRC dividend withholding tax as of December 31, 2012, since these earnings are intended to be permanently reinvested.

Value-Added Tax ("VAT")

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax in accordance with Chinese Laws. The VAT standard rate is 17% of the gross sale price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company's finished products can be used to offset the VAT due on the sales of the finished products.

Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly-owned foreign enterprise ("WOFE") is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non-wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

As a result, $294,219, $1,210,351 and $1,581,126 have been appropriated to the accumulated statutory reserves by the Company's PRC subsidiaries for the years ended December 31, 2012, 2011 and 2010, respectively.

Comprehensive Income

Comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive income consists of foreign currency translation. The Company presents comprehensive income (loss) in accordance with ASC Topic 220, "Comprehensive Income". ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements and the components of net income and other comprehensive income presented in one continuous statement.

Cash and Cash Equivalents

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. The Company maintains no bank account in the United States of America. The Company maintains its bank accounts in Mainland China and Hong Kong. Balances at financial institutions or state-owned banks within the Mainland China are not covered by insurance. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. According to the rules of Hong Kong Deposit Protection Board, in case a member bank of Deposit Protection Scheme ("DPS") fails, the DPS will pay compensation up to a maximum of HK$500,000 to each depositor of the failed Scheme member.

Restricted Cash

Restricted cash represents amounts held by a bank as security for bank acceptance notes and therefore is not available for the Company's use until such time as the bank acceptance notes have been fulfilled or expired, normally within twelve month period.

Fair Value of Financial Instruments

FASB ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market

These tiers include:

• Level 1-defined as observable inputs such as quoted prices in active markets;

• Level 2-defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

• Level 3-defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The company's financial instruments primarily consist of cash and cash equivalents, accounts receivable, notes receivable, accounts payable, notes payable, other payables, short-term bank loans.

Cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

As of the balance sheet dates, the estimated fair values of financial instruments were not materially different from their carrying value as presented due to the short maturities of these instruments and that the interest rates on the borrowing approximate those that would have been available for loans of similar remaining maturity and risk profile.

Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260, "Earnings per Share." Basic earnings per share is computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common stock equivalents had been issued and if the additional common shares were dilutive.

Accounts Receivable

Accounts receivable are carried at net realizable value. The Company reviews its accounts receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer's historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. The allowance of doubtful accounts was $1,277,091 and $384,311 at December 31, 2012 and 2011, respectively. In 2012, the company revised the percentage used to estimate bad debts. The change provides a better indication of collection experience. The effect of the change was to decrease 2012 net income by $0.2 million, or $0.009 per share.

Inventories

Inventories are stated at the lower of cost or net realizable value, which is based on estimated selling prices less any further costs expected to be incurred for completion and disposal. Cost of raw materials is calculated using the weighted average method and is based on purchase cost. Work-in-progress and finished goods costs are determined using the weighted average method and comprise direct materials, direct labor and an appropriate proportion of overhead. At December 31, 2012 and 2011, the Company has no reserve for inventories.

Advance to Suppliers

Advance to Suppliers represents interest-free cash paid in advance to suppliers for purchases of raw materials. The balance of advance to suppliers was $77,948,496 and $41,391,174 at December 31, 2012 and 2011, respectively. Among the balance of $77,948,496, the aging of $65,373,551 was within 60 days, $7,084,338 was between 60-90 days and $5,490,597 was over 90 days. No allowance was provided for the prepayments balance at December 31, 2012.

Customer Deposits

Customer deposits consist of amounts paid to the Company in advance for the sale of products in the PRC. The Company receives these amounts and recognizes them as a current liability until the revenue can be recognized when the goods are delivered. The balance of customer deposits was $384,602 and $459,915 at December 31, 2012 and 2011, respectively.

Prepayment for Property, Plant, and Equipment

Prepayment for property, plant, and equipment represents cash paid in advance to suppliers for purchases of property, plant, and equipment for capacity expansion. The balance of prepayment for property, plant and equipment was $7,933,361 and $7,869,529 at December 31, 2012 and 2011, respectively.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation, and include expenditure that substantially increases the useful lives of existing assets.

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	5 ~ 20 years

Machinery and equipment	5 ~ 20 years

Motor vehicles	5 years

Office Equipment	5 ~ 10 years

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income. The cost of maintenance and repairs is charged to income as incurred, whereas significant renewals and betterments are capitalized.

Land Use Rights

According to the PRC laws, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. The land use rights granted to the Company are being amortized using the straight-line method over the lease term of fifty years.

Impairment of Long-Lived Assets

Long-lived assets, are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, "Property, Plant and Equipment".

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell. There was no impairment loss recognized for the years ended December 31, 2012, 2011 and 2010.

Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm's-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the followings: a) affiliate, a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) principle owner, the owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; d) other parties that has ability to significant influence the management or operating policies of the entity.

FASB issued authoritative guidance that clarifies considerations relating to the consolidation of certain entities. The guidance requires identification of the Company's participation in variable interest entities ("VIE"), which are defined as entities with a level of invested equity that is not sufficient to fund future activities to permit them to operation on a standalone basis, or whose equity holders lack certain characteristics of a controlling financial interest. That, for entities identified as a VIE, the guidance sets forth a model to evaluate potential consolidation based on a assessment of which party to a VIE, if any, bears a majority of the exposure to expected losses, or stand to gain from majority of its expected returns. The guidance also sets forth certain disclosure regarding interests in a VIE that are deemed significant even if consolidation is not required. This item is discussed in further detail in Note 10 - Related Party Transactions.

Recently Issued Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In February 2013, the Financial Accounting Standards Board issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, it requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Early adoption is permitted. The Company does not expect that the adoption of ASU 2013-02 will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which required entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2011-11 is not expected to have material impact on the Company's consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The new guidance allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted for annual and interim impairment tests performed as of a date before July 27, 2012, if the financial statements for the most recent annual or interim period have not yet been issued. The Company believes that its adoption of ASU 2012-02 will not have any material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which made certain technical corrections and "conforming fair value amendments" to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarified that the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2013-01 is not expected to have material impact on the Company's consolidated financial statements.

CONCENTRATION	12 Months Ended
Dec. 31, 2012
CONCENTRATION [Abstract]
CONCENTRATION

NOTE 3 - CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2012		2011		2010

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$47,193,174	39%	$29,905,914	25%	$37,685,302	32%
Company B (3rd Party)	25,522,442	21%	18,024,885	15%	21,213,241	18%
Company C (Related Party)	-	-	-	-	14,701,440	13%
Total Revenues	$72,715,616	60%	$47,930,799	40%	$73,599,982	63%

	Year ended December 31,
	2012		2011		2010

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$39,484,102	44%	$11,261,250	17%	$50,156,639	49%
Company Y (3rd Party)	-	-	15,225,509	22%	25,665,687	25%
Company Z (3rd Party)	30,028,975	33%	27,622,232	41%	15,397,496	15%
Company U (3rd Party)	11,010,434	12%	9,045,436	13%	-	-
Total Purchase	$80,523,511	89%	$63,154,427	93%	$91,219,822	89%

Accounts receivable related to the Company's major customers comprised 56% and 45% of all accounts receivable as of December 31, 2012 and 2011, respectively.

Accounts payable related to the Company's major suppliers comprised nil of all accounts payable as both of December 31, 2012 and 2011.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 - ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2012	2011

Accounts receivable	$47,011,472	$48,434,033
Less: allowance for doubtful accounts	(1,277,091)	(384,311)
Accounts receivable, net	$45,734,381	$48,049,722

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2012	2011

Beginning balance	$384,311	$37,347
Provision for doubtful accounts	892,780	346,964
Ending balance	$1,277,091	$384,311

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES	NOTE 5 - INVENTORIES
	December 31,
	2012	2011

Raw materials	$2,739,029	$10,339,201
Work-in-progress	72,228	231,746
Finished goods	6,995,787	6,651,717
Inventories	$9,807,044	$17,222,664

NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
NOTES RECEIVABLE [Abstract]
NOTES RECIEVABLE

NOTE 6 - NOTES RECEIVABLE

Bank acceptance notes:	December 31,
	2012	2011

Due January 7, 2013, subsequently settled on due date	$394,079	$-
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	2,359,047
Due June 5, 2012, subsequently settled on due date	-	786,349
Due May 23, 2012, subsequently settled on due date	-	1,572,698
Due May 20, 2012, subsequently settled on due date	-	786,349
Due February 20, 2012, subsequently settled on due date	-	1,258,158
Due February 20, 2012, subsequently settled on due date	-	943,619
Total	$394,079	$10,851,616

Notes receivable are received from customers for the purchase of the Company's products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 7 - OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2012	2011

Refundable deposits with suppliers	$1,585,138	$6,290,792
Deposits for open project bids	120,838	125,816
Other receivables	198,650	78,633

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2012	2011
At Cost:
Plant and buildings	$4,236,885	$4,197,345
Machinery and equipment	15,160,917	15,038,443
Motor vehicles	317,512	292,675
Office equipment	113,381	112,007
	19,828,695	19,640,470
Less: Accumulated depreciation
Buildings	(1,577,757)	(1,298,556)
Machinery and equipment	(8,178,929)	(6,981,542)
Motor vehicles	(260,263)	(237,728)
Office equipment	(104,159)	(99,728)
	(10,121,108)	(8,617,554)
Property, plant and equipment, net	$9,707,587	$11,022,916

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $1,503,554, $1,911,923 and $1,747,880, respectively. As of December 31, 2012 and 2011, a net book value of $1,518,706 and $4,131,509, respectively, of property were used as collateral for the Company's short-term and long-term bank loans.

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS

NOTE 9 - LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2012	2011

Cost of land use rights	$4,884,596	$4,846,263
Less: Accumulated amortization	(566,927)	(465,555)
Land use rights, net	$4,317,669	$4,380,708

Amortization expense for the years ended December 31, 2012, 2011 and 2010 was $97,643, $95,341 and $90,914, respectively. As of December 31, 2012 and 2011, a net book value of $2,747,396 and $2,786,405, respectively, were used as collateral for the Company's short-term bank loans.

Amortization expense for the next five years and thereafter is as follows:

2013	$97,692
2014	97,692
2015	97,692
2016	97,692
2017	97,692
Thereafter	3,829,209
Total	$4,317,669

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 - RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Zhengfangxing Steel Co., Ltd. ("ZFX")	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. ("SOI")	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. ("Ossen Shanghai)	Dr. Tang is the President
Shanghai Zhaoyang New Metal Material Co., Ltd. ("Zhaoyang")	Zhaoyang owns a 30% interest in Ossen Shanghai
Shanghai Pujiang Cable Co., Ltd. ("Shanghai Pujiang") Zhejiang Pujiang Cable Co., Ltd. ("Zhejiang Pujiang")	Subsidiary of Ossen Shanghai since September 2010 Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:

	December 31,
	2012	2011
Notes receivable from related party:
Zhejiang Pujiang, due January 7, 2013, subsequently settled on due date	$1,830,208	$-
	$1,830,208	$-

The interest-free, unsecured notes were provided to a related party to assist with their working capital need.

	December 31,
	2012	2011
Accounts receivable from related party:
Shanghai Pujiang	$-	$10,369
Zhejiang Pujiang	-	10,430
	$-	$20,799

Shanghai Pujiang and Zhejiang Pujiang are customers of the Company. The balance of account receivable from related party arises from the sales of our products to Shanghai Pujiang and Zhejiang Pujiang. The balance of accounts receivable from related party was all collected subsequently.

(c)	Summary of Related Party Transactions:

		December 31,
		2012	2011	2010
	ZFX provided guarantee for the bank loans borrowed by the Company	$9,985,370	$26,105,707	$26,316,581
	ZFX provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$4,755,413	$4,718,094	$-
	ZFX provided guarantee together with Zhaoyang for the short-term bank loans borrowed by the Company	$4,755,413	$-	$-
ZFX	ZFX provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$11,095,964	$1,572,698	$-
	ZFX provided guarantee for the notes payable issued by the bank	$22,984,497	$3,145,396	$-
	ZFX provided guarantee together with Zhaoyang for the notes payable issued by the bank	$3,170,275	$9,672,092	$-
	The Company provided guarantee for the short-term bank loans borrowed by ZFX	$-	$2,395,047	$-
	ZFX sold raw materials to the Company	$2,999,097	$-	$5,199,891

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$3,170,275	$12,376,238	$11,645,845
SOI	SOI provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,755,413	$4,718,094	$-
	SOI provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$-	$1,572,698	$-

Zhaoyang	Zhaoyang provided guarantee for the notes payable issued by the bank	$-	$7,784,855	$-
	Zhaoyang provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,755,413	$-	$-
	Zhaoyang provided guarantee together with ZFX for the notes payable issued by the bank	$3,170,275	$9,672,092	$-
	Zhaoyang purchased products from the Company	$7,136,843	$7,775,696	$14,701,440
	Shanghai Pujiang purchased products from the Company	$-	$12,931,551	$2,292,532
Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$15,851,377	$13,367,933	$-
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$12,866,563	$-	$-
Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$440,107	$102,622	$-

In accordance with ASC 810-10, "Consolidation", the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it hold any variable interest in the related parties. The Company determined to have a variable interest in Shanghai Pujiang because the Company guarantees $15,851,377 of the outstanding short term debt and $12,866,563 of notes payable of Shanghai Pujiang. In addition, the Company sold $440,107 of materials to Zhejiang Pujiang during the year ended December 31, 2012. Next, the Company evaluated if Shanghai Pujiang or Zhejiang Pujiang are variable interest entities. Using both qualitative and quantitative analysis, the Company determined Shanghai Pujiang and Zhejiang Pujiang were not variable interest entity as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary Shanghai Pujiang and Zhejiang Pujiang because Dr. Tang is most closely associated with the Shanghai Pujiang and Zhejiang Pujiang. Dr. Tang had the power to direct the activities of Shanghai Pujiang and Zhejiang Pujiang that most significantly impact it's economic performance and has the obligation to absorb losses of Shanghai Pujiang and Zhejiang Pujiang that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary.

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 11 - OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2012	2011
Other taxes payable	$775,995	$304,988
Accrued payroll & welfare	14,587	9,491
Others	14,614	9,944
	$805,196	$324,423

NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 12 - NOTES PAYABLE

Bank acceptance notes:	December 31,
	2012	2011
Due Jun 17, 2013,	$792,569	$-
Due Jun 17, 2013,	1,585,138	-
Due Jun 6, 2013,	792,569	-
Due Jun 6, 2013,	792,569	-
Due May 19, 2013	396,284	-
Due May 19, 2013	396,284	-
Due May 19, 2013	792,569	-
Due May 19, 2013	1,585,138	-
Due May 16, 2013	792,569	-
Due May 6, 2013	396,284	-
Due May 6, 2013	792,569	-
Due May 6, 2013	1,585,138	-
Due May 6, 2013	396,284	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due March 28, 2013, subsequently repaid on due date	792,569	-
Due March 28, 2013, subsequently repaid on due date	1,585,138	-
Due March 24, 2013, subsequently repaid on due date	3,170,275	-
Due March 21, 2013, subsequently repaid on due date	1,585,138	-
Due March 12, 2013, subsequently repaid on due date	1,585,138	-
Due March 11, 2013, subsequently repaid on due date	1,585,138	-
Due March 10, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-

Bank acceptance notes:	December 31,
	2012	2011

Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	1,572,698
Due May 25, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	786,349
Due April 30, 2012, subsequently repaid on due date	-	6,133,523
Due April 28, 2012, subsequently repaid on due date	-	786,349
Due April 28, 2012, subsequently repaid on due date	-	629,079
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 4, 2012, subsequently repaid on due date	-	786,349
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 5, 2012, subsequently repaid on due date		629,079
Total	$36,933,710	$24,848,628

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $25,407,499 and $19,764,900 restricted cash as of December 31, 2012 and 2011, respectively. The related party guarantees the notes payable as Note 10.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission on each loan transaction. Bank charges for notes payable, included in financial expenses under the statements of operations, were $38,421, $25,217 and $24,488 for the years ended December 31, 2012, 2011 and 2010, respectively.

SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS

NOTE 13 - SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due December 13,2013, guaranteed by ZFX and Zhaoyang	Agricultural Bank of China ("ABC") Jiu Long Branch	6.45%	$4,755,413	$-
Due November 7,2013	Anhui Commercial Bank ("ACB") Fei Cui Branch	6.80%	1,585,138	-
Due October 24,2013, collateral by LUR	Anhui Rural Commercial Bank ("ARCB") Ma An Shan Branch	7.20%	3,170,275	-
Due October 17,2013, guaranteed by SOI	ARCB Ma An Shan Branch	7.20%	3,170,275	-
Due September 25,2013, guaranteed by ZFX and SOI	ACB Fei Cui Branch	6.80%	1,585,138	-
Due September 20,2013 guaranteed by ZFX and Dr Tang	China Everbright Bank ("CEB") Ma An Shan Branch	7.54%	792,569	-
Due August 19,2013	Industrial and Commercial Bank of China ("ICBC") Ma An Shan Branch	6.60%	1,585,138	-
Due July 23,2013,	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	1,743,652	-
Due June 15,2013, guaranteed by ZFX	Bank of China ("BOC") Jiu Jiang Branch	5.88%	1,268,096	-
Due June 4,2013, guaranteed by ZFX and Dr Tang	CEB Ma An Shan Branch	7.54%	4,755,413	-
Due May 29, 2013	CEB Ma An Shan Branch	6.56%	1,505,881	-
Due May 8,2013	BOC Ma An Shan Branch	7.82%	5,662,112	-
Due May 7,2013, guaranteed by ZFX and SOI	BOC Ma An Shan Branch	7.82%	1,585,138	-
Due April 28,2013,	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	1,426,624	-
Due April 1,2013, guaranteed by ZFX and SOI subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	1,585,138	-
Due March 31,2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	China Construction Bank ("CCB") Ma An Shan Branch	5.44%	2,377,707	-
Due March 9 ,2013, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	5.88%	1,108,612	-

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due March 1, 2013, subsequently repaid on due date	CEB Ma An Shan Branch	6.56%	$1,505,881	$-
Due February 18,2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	CCB Ma An Shan Branch	5.44%	1,585,138	-
Due February 5, 2013, guaranteed by ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	6.60%	3,170,275	-
Due January 13, 2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	China Merchants Bank ("CMB") Ma An Shan Branch	7.20%	1,585,138	-
Due January 9,2013, subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	3,170,275	-
Due December 16, 2012, guaranteed by ZFX and Zhaoyang subsequently repaid on due date	ABC Jiu Long Branch	7.32%	-	4,718,094
Due October 20, 2012, guaranteed by SOI and Zhaoyang subsequently repaid on due date	ARCB Ma An Shan Branch	7.87%	-	3,145,396
Due October 17, 2012, guaranteed by SOI and Zhaoyang subsequently repaid on due date	ARCB Ma An Shan Branch	7.87%	-	3,145,396
Due October 12, 2012, subsequently repaid on due date	ACB Fei Cui Branch	7.22%	-	1,572,698
Due September 30, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	ACB Fei Cui Branch	6.56%	-	1,572,698
Due September 29, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	8.53%	-	786,349
Due September 28, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	8.53%	-	786,349
Due September 22, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	7.87%	-	1,572,698
Due July 25, 2012, subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.65%	-	1,415,428
Due June 6, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	7.26%	-	4,718,094
Due June 6, 2012, subsequently repaid on due date	CCB Ma An Shan Branch	10.00%	-	2,988,126

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due May 22, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	BOC Ma An Shan Branch	7.22%	$-	$1,572,698
Due May 17, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	-	1,572,698
Due April 18, 2012, subsequently repaid on due date	CCB Ma An Shan Branch	6.10%	-	1,572,698
Due April 4, 2012, subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	-	3,145,396
Due March 27, 2012, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	786,316
Due March 10, 2012, guaranteed by ZFX subsequently repaid on due date	CCB Ma An Shan Branch	5.45%	-	3,302,666
Due March 10, 2012 subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.31%	-	1,729,968
Due March 5, 2012, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	314,525
Due February 17, 2012 subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	-	1,572,698
Due February 11, 2012 guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	-	1,572,698
Due February 6, 2012, guaranteed by ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.87%	-	3,145,396
Due January 15, 2012,guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	1,257,126
Total			$50,679,026	$47,966,209

All short term bank loans are obtained from local banks in China and are repayable within one year.

The weighted average annual interest rate of the short-term bank loans was 6.75% and 7.54% as of December 31, 2012 and 2011, respectively. Interest expense, included in the financial expenses in the statement of operations, was $3,335,158, $2,998,929 and $1,949,982 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company was in compliance of their financial covenants at December 31, 2012 and 2011, respectively.

LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
LONG TERM BANK LOANS [Abstract]
LONG TERM BANK LOANS

NOTE 14 - LONG TERM BANK LOANS

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due August 8, 2013, guaranteed by ZFX, collateral by Fixes assets	CCB Jiu Jiang Branch	7.31%	4,438,386	4,718,094
Total long-term bank loans			4,438,386	4,718,094
Less: current portion			4,438,386	-
Long-term bank loans, less current portion			$-	$4,718,094

Interest expense, included in the financial expenses in the statement of operations, was $341,834, $133,938 and nil for the years ended December 31, 2012, 2011 and 2010, respectively.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
STOCK-BASED COMPENSATION

NOTE 15 - STOCK-BASED COMPENSATION

On July 26, 2010, the Company's Board of Directors adopted the 2010 Stock Option Plan, or the 2010 Plan. To date, other than the option to acquire 150,000 ordinary shares issued to our former chief financial officer ("CFO"), no shares have been issued under the 2010 Plan. The 2010 Plan will automatically terminate on the fifth anniversary of the 2010 Plan's adoption. However, outstanding stock options will continue to be effective after the 2010 Plan's termination. The Company's board of directors has the authority to amend, alter, suspend or terminate the 2010 Plan or any outstanding stock option. The consent of an option holder is necessary for any amendment that would adversely affect an outstanding option.

Stock options issued to employees

The Company's former CFO was granted a stock option to purchase up to 150,000 ordinary shares pursuant to the Company's 2010 Plan. 150,000 shares were outstanding and exercisable as of December 31, 2012..

The Company calculated the estimated fair value of the options of the grant date using the Black-Scholes Option Pricing Model with the following assumptions:

Grant Date	October 26, 2010
Risk-free interest rate	1.93%
Expected term	5.0
Expected volatility	40.98%
Expected dividend yield	0.00%
Fair value of share option	1.41

The model requires the input of subjective assumptions including the expected stock price volatility and the expected dividend yield. The Company uses historical experience of employee turnover and future expectation to estimate forfeiture rate. For expected volatilities, the Company has made reference to historical volatilities of the Company's stock. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

The total fair value of the options granted to the former CFO at the respective grant date was $211,500. The Company recorded $86,799, $105,605 and $19,096 compensation cost for years ended December 31, 2012, 2011 and 2010, with corresponding credits to additional paid-in capital. Compensation cost of all stock option awards are recorded in general and administrative expenses.

The expected forfeiture rate of the stock options granted as of December 31, 2012 is 0%. The former CFO's options will be forfeited on May 31, 2013, three months after the termination date of the CFO on February 28, 2013. The Company's unamortized stock option expense as of December 31, 2012 is nil.

The following table summarizes the stock option activities of the Company:

	Activity	Weighted Average Exercise Price

Outstanding as of January 1, 2011	150,000-	$5.00
Exercised	-	$-
Cancelled/Forfeited	-	$-
Outstanding as of December 31, 2011	150,000	$5.00
Exercised	-	$-
Cancelled/Forfeited	-	$-
Vested and expected to vest as of December 31, 2012	150,000	$5.00

EARNINGS PER SHARES	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARES [Abstract]
EARNINGS PER SHARES

NOTE 16 - EARNINGS PER SHARES

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	December 31,
	2012	2011	2010

Net income attribute to the Company	$2,381,279	$11,547,705	$14,648,338

Weighted average ordinary shares outstanding - basic and diluted	19,942,333	20,000,000	15,150,685

Basic and diluted earnings per share	$0.12	$0.58	$0.97

For the year ended December 31, 2012, 150,000 stock option issued to CFO are excluded because such option would be of anti-dilutive.

STOCK REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
STOCK REPURCHASE PROGRAM [Abstract]
STOCK REPURCHASE PROGRAM

NOTE 17 - STOCK REPURCHASE PROGRAM

In November 2011, the Company's Board of Directors approved a share repurchase program for up to a total of 500,000 shares of the Company's American Depositary Receipts ("ADSs") through May 2012. Shares may be repurchased in the open market at prevailing market prices and/or in negotiated transactions off the market from time to time as market conditions warrant in accordance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended. During the year ended December 31, 2012, the Company repurchased 98,041 shares of common stock from the secondary market. In connection with the transaction, the Company paid approximately $96,608.

INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
INCOME TAX

NOTE 18 - INCOME TAX

BVI

Ossen Innovation Co., Ltd, Ossen Innovation Group, Ossen Asia and Topchina are registered in the British Virgin Island and are exempt from income tax.

The PRC

Starting from January 1, 2010, Ossen Materials enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government. Ossen Jiujiang was entitled to the CIT exemption during the two years ended December 31, 2008, was subject to a 50% income tax reduction during the three years ended December 31, 2011. Starting from January 1, 2012, Ossen Jiujiang enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government.

Enterprises established under the laws of foreign countries or regions and whose "place of effective management" is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of "place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define "place of effective management". Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of "place of effective management" is unclear. If the Company's non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax The Company has analyzed the applicability of this law, as of December 31, 2012, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed in the years ended December 31, 2012 and 2011.

Income tax expenses consist of the following:

	Year Ended December 31,
	2012	2011	2010
Current	$696,694	$2,190,005	$2,865,372
Deferred	(139,266)	(50,976)	-
Income tax expenses	$557,428	$2,139,029	$2,865,372

Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2012	2011	2010
Computed "expected" income tax expenses	$818,452	$3,798,420	$5,102,777
Effect on tax incentive / holiday	(383,472)	(1,740,969)	(2,310,384)
Non-deductable expense	122,448	81,578	72,979
Income tax expenses	$557,428	$2,139,029	$2,865,372

Components of net deferred tax assets are as follows:

	December 31,
	2012	2011	2010

Provision of doubtful accounts	$191,564	$51,821	$-

The deferred tax assets balance of $191,564, $51,821 and $ nil at December 31, 2012, 2011 and 2010 respectively are included in Other Current Assets in the accompanying consolidated balance sheets.

GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 19 - GEOGRAPHICAL SALES AND SEGMENTS

Information for the Company's sales by geographical area for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic Sales	$111,925,870	$111,130,918	$113,873,505
International Sales	10,472,016	7,486,053	3,579,519
	$122,397,886	$118,616,971	$117,453,024

The Company operates one business segment for the years ended December 31, 2012, 2011 and 2010.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 20 - SUBSEQUENT EVENTS We have evaluated all events or transactions that occurred after December 31, 2012 up through the date we issued the consolidated financial statements.

SCHEDULE 1 (Condensed Financial Information of Parent Company)	12 Months Ended
Dec. 31, 2012
SCHEDULE 1 (Condensed Financial Information of Parent Company) [Abstract]
SCHEDULE 1 (Condensed Financial Information of Parent Company)

SCHEDULE 1

CONDENSED FINANCIAL STATEMENTS

FOR YEARS ENDED DECEMBER 31, 2012 AND 2011

OSSEN INNOVATION CO., LTD
CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2012 AND 2011

	December 31,
	2012	2011
ASSETS
Current Assets
Cash	$46,368	$616,654
Accounts receivable from related party	20,000,000	20,000,000
Total Current Assets	20,046,368	20,616,654
Long term investment in subsidiaries	46,523,676	43,238,081
TOTAL ASSETS	$66,570,044	$63,854,735

LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	0	0

EQUITY
Shareholders' Equity
Share Capital	50,000	50,000
Additional paid-in capital	20,735,955	20,735,955
Statutory reserve	0	0
Retained earnings	45,875,656	43,065,332
Accumulated other comprehensive income	5,042	3,448
Treasury stock	(96,609)	0
TOTAL SHAREHOLDERS' EQUITY	66,570,044	63,854,735
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$66,570,044	$63,854,735

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	Year Ended December 31,
	2012	2011

REVENUES	$0	$0
COST OF GOODS SOLD	0	0
GROSS PROFIT	0	0
Selling expenses	0	0
General and administrative expenses	(473,060)	(169,516)
Total Operating Expenses	(473,060)	(169,516)

LOSS FROM OPERATIONS	(473,060)	(169,516)
Financial expenses, net	(619)	(413)
Investment in subsidiaries	2,942,190	11,823,627
INCOME BEFORE INCOME TAX	2,468,511	11,653,698
INCOME TAX	0	0
NET INCOME	2,468,511	11,653,698

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF CASH FLOWS FOR THE YEAR ENDED DECEMBER 31, 2012 AND 2011

	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$2,468,511	$11,653,698
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(2,942,190)	(11,382,044)
Net cash used in operating activities	(473,679)	271,654

CASH FLOWS FROM INVESTING ACTIVITIES:

Net cash used in investing activities	0	0

CASH FLOWS FROM FINANCING ACTIVITIES:
IPO expense compensation		0
Treasury stock purchased	(96,609)	0
Net cash provided by financing activities	(96,609)	0

INCREASE IN CASH	(570,288)	271,654
Effect of exchange rate changes on cash	2	0
Cash at beginning of period	616,654	345,000

CASH AT END OF PERIOD	$46,368	616,654

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Ossen Innovation Co., Ltd. and its subsidiaries and have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of the consolidated and combined financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates.

Non-controlling Interest

Non-controlling Interest

Non-controlling interests in the Company's subsidiaries are recorded in accordance with the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification 810 Consolidation ("ASC 810") and are reported as a component of equity, separate from the parent's equity. Purchase or sale of equity interests that do not result in a change of control are accounted for as equity transactions. Results of operations attributable to the non-controlling interest are included in our consolidated results of operations and, upon loss of control, the interest sold, as well as interest retained, if any, will be reported at fair value with any gain or loss recognized in earnings.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars ("US$" or "$"). The functional currency of the Company is Renminbi ("RMB"). The consolidated financial statements are translated into United States dollars from RMB at year-end exchange rates as to assets and liabilities and average exchange rates as to revenues and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The resulting transaction adjustments are recorded as a component of shareholders' equity. Gains and losses from foreign currency transactions are included in net income.

	2012	2011	2010
Year end RMB: US$ exchange rate	6.3086	6.3585	6.6118
Average yearly RMB: US$ exchange rate	6.3116	6.4640	6.7788

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

Revenue Recognition

Revenue Recognition

In accordance with the ASC Topic 605, "Revenue Recognition", the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller's price to the buyer is fixed or determinable, and collectability is reasonable assured.

The Company derives revenues from the processing, distribution and sale of own products. The Company recognizes its revenues net of value-added taxes ("VAT"). The Company is subject to VAT which is levied on the rate of 17% on the invoiced value of sales. Output VAT is borne by customers in addition to the invoiced value of sales and input VAT is borne by the Company in addition to the invoiced value of purchases to the extent not refunded for export sales.

The Company will recognize revenue for domestic sales based on the terms defined in the contract as long as risk of loss has transferred to the customers and each of the criteria under ASC 605 have been met. Contracts terms may require the Company to deliver the finished goods to the customers' location or the customer may pick up the finished goods at the Company's factory. International sales are recognized when shipment clears customs and leaves the port.

The Company also derives an insignificant amount of revenue from providing services to select customers. Service revenues account for less than 2% of total revenues for all periods presented and is recognized upon delivery and acceptance of the finished products by the customer, or when pick up occurs. Contracts with distributors do not offer any chargeback or price protection. The Company experienced no product returns and recorded no reserve for sales returns for the years ended December 31, 2012, 2011 and 2010.

Cost of Sales	Cost of Sales Cost of revenue includes direct and indirect production costs, as well as freight in and handling costs for products sold.
Research and Development

Research and Development

Research and development costs are expensed as incurred and totaled approximately $1,132,256, $755,746 and $595,477 for the years ended December 31, 2012, 2011 and 2010, respectively. Research and development costs are included in G&A in the accompanying statements of operations. Research and development costs are incurred on a project specific basis.

Retirement Benefits

Retirement Benefits

Retirement benefits in the form of contributions under defined contribution retirement plans to the relevant authorities are charged to operations as incurred. Retirement benefits of $213,617, $112,960 and $144,418 were charged to operations for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation includes 1) stock options and common stock awards granted to employees and directors for services, and are accounted for under FASB ASC 718 "Compensation - Stock Compensation", and 2) common stock awards granted to consultants which are accounted for under FASB ASC 505-50 "Equity - Equity-Based Payments to Non-Employees".

Common stock awards are granted to directors for services provided. All grants of common stock awards and stock options to employees and directors are recognized in the financial statements based on their grant date fair values. The Company has elected to recognize compensation expense using the straight-line method for all common stock awards and stock options granted with service conditions that have a graded vesting schedule, with a corresponding charge to additional paid-in capital.

Common stock awards issued to consultants represent common stock granted to non-employees in exchange for services at fair value. The measurement dates for such awards are set at dates that the contracts are entered into as the awards are non-forfeitable and vest immediately. The measurement date fair value is then recognized over the service period as if the Company has paid cash for such service. The Company does not have significant grants to consultants for any of the period presented.

The Company estimates fair value of common stock awards based on the number of shares granted and the quoted price of the Company's common stock on the date of grant.

The fair value of stock options is estimated using the Black-Scholes model. The Company's expected volatility assumption is based on the historical volatility of the Company's stock. The expected life assumption is presumed to be the mid-point between the vesting date and the end of the contractual term, as is permitted for "plain vanilla" employee stock options. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

FASB ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those stock options and common stock awards that are expected to vest.

Income Taxes

Income Taxes

The Company accounts for income taxes following the liability method pursuant to FASB ASC 740 "Income Taxes". Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows FASB ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of December 31, 2012, the Company did not have a liability for unrecognized tax benefits.

The Company has not provided for income taxes on accumulated earnings amounting $38,296,269 that are subject to the PRC dividend withholding tax as of December 31, 2012, since these earnings are intended to be permanently reinvested.

Value-Added Tax (?VAT?)

Value-Added Tax ("VAT")

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax in accordance with Chinese Laws. The VAT standard rate is 17% of the gross sale price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company's finished products can be used to offset the VAT due on the sales of the finished products.

Statutory Reserve

Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly-owned foreign enterprise ("WOFE") is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non-wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

As a result, $294,219, $1,210,351 and $1,581,126 have been appropriated to the accumulated statutory reserves by the Company's PRC subsidiaries for the years ended December 31, 2012, 2011 and 2010, respectively.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive income consists of foreign currency translation. The Company presents comprehensive income (loss) in accordance with ASC Topic 220, "Comprehensive Income". ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements and the components of net income and other comprehensive income presented in one continuous statement.

Cash and Cash Equivalents

Cash and Cash Equivalents

For financial reporting purposes, the Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. The Company maintains no bank account in the United States of America. The Company maintains its bank accounts in Mainland China and Hong Kong. Balances at financial institutions or state-owned banks within the Mainland China are not covered by insurance. However, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. According to the rules of Hong Kong Deposit Protection Board, in case a member bank of Deposit Protection Scheme ("DPS") fails, the DPS will pay compensation up to a maximum of HK$500,000 to each depositor of the failed Scheme member.

Restricted Cash

Restricted Cash

Restricted cash represents amounts held by a bank as security for bank acceptance notes and therefore is not available for the Company's use until such time as the bank acceptance notes have been fulfilled or expired, normally within twelve month period.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

FASB ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market

These tiers include:

• Level 1-defined as observable inputs such as quoted prices in active markets;

• Level 2-defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

• Level 3-defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The company's financial instruments primarily consist of cash and cash equivalents, accounts receivable, notes receivable, accounts payable, notes payable, other payables, short-term bank loans.

Cash and cash equivalents include money market securities and commercial paper that are considered to be highly liquid and easily tradable. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

As of the balance sheet dates, the estimated fair values of financial instruments were not materially different from their carrying value as presented due to the short maturities of these instruments and that the interest rates on the borrowing approximate those that would have been available for loans of similar remaining maturity and risk profile.

Earnings per share

Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260, "Earnings per Share." Basic earnings per share is computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common stock equivalents had been issued and if the additional common shares were dilutive.

Accounts Receivable

Accounts Receivable

Accounts receivable are carried at net realizable value. The Company reviews its accounts receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer's historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. If accounts receivable are to be provided for, or written off, they would be recognized in the consolidated statement of operations within operating expenses. The allowance of doubtful accounts was $1,277,091 and $384,311 at December 31, 2012 and 2011, respectively. In 2012, the company revised the percentage used to estimate bad debts. The change provides a better indication of collection experience. The effect of the change was to decrease 2012 net income by $0.2 million, or $0.009 per share.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value, which is based on estimated selling prices less any further costs expected to be incurred for completion and disposal. Cost of raw materials is calculated using the weighted average method and is based on purchase cost. Work-in-progress and finished goods costs are determined using the weighted average method and comprise direct materials, direct labor and an appropriate proportion of overhead. At December 31, 2012 and 2011, the Company has no reserve for inventories.

Advance to Suppliers

Advance to Suppliers

Advance to Suppliers represents interest-free cash paid in advance to suppliers for purchases of raw materials. The balance of advance to suppliers was $77,948,496 and $41,391,174 at December 31, 2012 and 2011, respectively. Among the balance of $77,948,496, the aging of $65,373,551 was within 60 days, $7,084,338 was between 60-90 days and $5,490,597 was over 90 days. No allowance was provided for the prepayments balance at December 31, 2012.

Customer Deposits

Customer Deposits

Customer deposits consist of amounts paid to the Company in advance for the sale of products in the PRC. The Company receives these amounts and recognizes them as a current liability until the revenue can be recognized when the goods are delivered. The balance of customer deposits was $384,602 and $459,915 at December 31, 2012 and 2011, respectively.

Prepayment for Property, Plant, and Equipment

Prepayment for Property, Plant, and Equipment

Prepayment for property, plant, and equipment represents cash paid in advance to suppliers for purchases of property, plant, and equipment for capacity expansion. The balance of prepayment for property, plant and equipment was $7,933,361 and $7,869,529 at December 31, 2012 and 2011, respectively.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation, and include expenditure that substantially increases the useful lives of existing assets.

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Plant, buildings and improvements	5 ~ 20 years

Machinery and equipment	5 ~ 20 years

Motor vehicles	5 years

Office Equipment	5 ~ 10 years

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income. The cost of maintenance and repairs is charged to income as incurred, whereas significant renewals and betterments are capitalized.

Intangible assets

Land Use Rights

According to the PRC laws, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. The land use rights granted to the Company are being amortized using the straight-line method over the lease term of fifty years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, "Property, Plant and Equipment".

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell. There was no impairment loss recognized for the years ended December 31, 2012, 2011 and 2010.

Related Party

Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm's-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the followings: a) affiliate, a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) principle owner, the owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; d) other parties that has ability to significant influence the management or operating policies of the entity.

FASB issued authoritative guidance that clarifies considerations relating to the consolidation of certain entities. The guidance requires identification of the Company's participation in variable interest entities ("VIE"), which are defined as entities with a level of invested equity that is not sufficient to fund future activities to permit them to operation on a standalone basis, or whose equity holders lack certain characteristics of a controlling financial interest. That, for entities identified as a VIE, the guidance sets forth a model to evaluate potential consolidation based on a assessment of which party to a VIE, if any, bears a majority of the exposure to expected losses, or stand to gain from majority of its expected returns. The guidance also sets forth certain disclosure regarding interests in a VIE that are deemed significant even if consolidation is not required. This item is discussed in further detail in Note 10 - Related Party Transactions.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In February 2013, the Financial Accounting Standards Board issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, it requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Early adoption is permitted. The Company does not expect that the adoption of ASU 2013-02 will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which required entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2011-11 is not expected to have material impact on the Company's consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The new guidance allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted for annual and interim impairment tests performed as of a date before July 27, 2012, if the financial statements for the most recent annual or interim period have not yet been issued. The Company believes that its adoption of ASU 2012-02 will not have any material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which made certain technical corrections and "conforming fair value amendments" to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarified that the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2013-01 is not expected to have material impact on the Company's consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Summary of Subsidiary Information
Name	Domicile and Date of Incorporation	Paid-in Capital		Percentage of Effective Ownership	Principal Activities

Ossen Innovation Materials Group, Co., Ltd. ("Ossen Innovation Group")	BVI April 30, 2010	USD	-	100%	Investments holdings

Ossen Group (Asia) Co., Ltd. ("Ossen Asia")	BVI February 7, 2002	USD	-	100%	Investments holdings

Topchina Development Group Ltd. ("Topchina")	BVI November 3, 2004	USD	-	100%	Investments holdings

Ossen Innovation Materials Co., Ltd. ("Ossen Materials")	The PRC October 27, 2004	RMB	75,000,000	81%	Design, engineering, manufacture and sale of customized prestressed steel materials

Ossen (Jiujiang) Steel Wire & Cable Co., Ltd. ("Ossen Jiujiang")	The PRC April 13, 2005	RMB	183,271,074	96.11%	Design, engineering, manufacture and sale of customized prestressed steel materials

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Foreign Currency Balances
	2012	2011	2010
Year end RMB: US$ exchange rate	6.3086	6.3585	6.6118
Average yearly RMB: US$ exchange rate	6.3116	6.4640	6.7788

CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2012
CONCENTRATION [Abstract]
Schedule of Major Customer Concentration

	Year ended December 31,
	2012		2011		2010

Major customers with revenues of more than 10% of the Company's sales
Company A (3rd Party)	$47,193,174	39%	$29,905,914	25%	$37,685,302	32%
Company B (3rd Party)	25,522,442	21%	18,024,885	15%	21,213,241	18%
Company C (Related Party)	-	-	-	-	14,701,440	13%
Total Revenues	$72,715,616	60%	$47,930,799	40%	$73,599,982	63%

Schedule of Supplier Concentration
Year ended December 31,
	2012		2011		2010

Major suppliers with purchases of more than 10% of the Company's purchases
Company X (3rd Party)	$39,484,102	44%	$11,261,250	17%	$50,156,639	49%
Company Y (3rd Party)	-	-	15,225,509	22%	25,665,687	25%
Company Z (3rd Party)	30,028,975	33%	27,622,232	41%	15,397,496	15%
Company U (3rd Party)	11,010,434	12%	9,045,436	13%	-	-
Total Purchase	$80,523,511	89%	$63,154,427	93%	$91,219,822	89%

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2012	2011

Accounts receivable	$47,011,472	$48,434,033
Less: allowance for doubtful accounts	(1,277,091)	(384,311)
Accounts receivable, net	$45,734,381	$48,049,722

Schedule of Allowance for Doubtful Accounts
	December 31,
	2012	2011

Beginning balance	$384,311	$37,347
Provision for doubtful accounts	892,780	346,964
Ending balance	$1,277,091	$384,311

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials	$2,739,029	$10,339,201
Work-in-progress	72,228	231,746
Finished goods	6,995,787	6,651,717
Inventories	$9,807,044	$17,222,664

NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES RECEIVABLE [Abstract]
Schedule of Notes Receivable

Bank acceptance notes:	December 31,
	2012	2011

Due January 7, 2013, subsequently settled on due date	$394,079	$-
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	2,359,047
Due June 5, 2012, subsequently settled on due date	-	786,349
Due May 23, 2012, subsequently settled on due date	-	1,572,698
Due May 20, 2012, subsequently settled on due date	-	786,349
Due February 20, 2012, subsequently settled on due date	-	1,258,158
Due February 20, 2012, subsequently settled on due date	-	943,619
Total	$394,079	$10,851,616

OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets
	December 31,
	2012	2011

Refundable deposits with suppliers	$1,585,138	$6,290,792
Deposits for open project bids	120,838	125,816
Other receivables	198,650	78,633
	$1,904,626	$6,495,241

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment

	December 31,
	2012	2011
At Cost:
Plant and buildings	$4,236,885	$4,197,345
Machinery and equipment	15,160,917	15,038,443
Motor vehicles	317,512	292,675
Office equipment	113,381	112,007
	19,828,695	19,640,470
Less: Accumulated depreciation
Buildings	(1,577,757)	(1,298,556)
Machinery and equipment	(8,178,929)	(6,981,542)
Motor vehicles	(260,263)	(237,728)
Office equipment	(104,159)	(99,728)
	(10,121,108)	(8,617,554)
Property, plant and equipment, net	$9,707,587	$11,022,916

LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS [Abstract]
Schedule of Land Use Rights
	December 31,
	2012	2011

Cost of land use rights	$4,884,596	$4,846,263
Less: Accumulated amortization	(566,927)	(465,555)
Land use rights, net	$4,317,669	$4,380,708

Schedule of Future Amortization Expense
2013	$97,692
2014	97,692
2015	97,692
2016	97,692
2017	97,692
Thereafter	3,829,209
Total	$4,317,669

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Notes Payable

	December 31,
	2012	2011
Notes receivable from related party:
Zhejiang Pujiang, due January 7, 2013, subsequently settled on due date	$1,830,208	$-
	$1,830,208	$-

Schedule of Related Party Accounts Receivable
	December 31,
	2012	2011
Accounts receivable from related party:
Shanghai Pujiang	$-	$10,369
Zhejiang Pujiang	-	10,430
	$-	$20,799

Summary of Related Party Transactions

		December 31,
		2012	2011	2010
	ZFX provided guarantee for the bank loans borrowed by the Company	$9,985,370	$26,105,707	$26,316,581
	ZFX provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$4,755,413	$4,718,094	$-
	ZFX provided guarantee together with Zhaoyang for the short-term bank loans borrowed by the Company	$4,755,413	$-	$-
ZFX	ZFX provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$11,095,964	$1,572,698	$-

	ZFX provided guarantee for the notes payable issued by the bank	$22,984,497	$3,145,396	$-
	ZFX provided guarantee together with Zhaoyang for the notes payable issued by the bank	$3,170,275	$9,672,092	$-
	The Company provided guarantee for the short-term bank loans borrowed by ZFX	$-	$2,395,047	$-
	ZFX sold raw materials to the Company	$2,999,097	$-	$5,199,891

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$3,170,275	$12,376,238	$11,645,845
SOI	SOI provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,755,413	$4,718,094	$-
	SOI provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$-	$1,572,698	$-

(d)	Summary of Related Party Transactions (Continued):

	Zhaoyang provided guarantee for the notes payable issued by the bank	$-	$7,784,855	$-
Zhaoyang	Zhaoyang provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,755,413	$-	$-

	Zhaoyang provided guarantee together with ZFX for the notes payable issued by the bank	$3,170,275	$9,672,092	$-

	Zhaoyang purchased products from the Company	$7,136,843	$7,775,696	$14,701,440
	Shanghai Pujiang purchased products from the Company	$-	$12,931,551	$2,292,532
Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$15,851,377	$13,367,933	$-

	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$12,866,563	$-	$-

Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$440,107	$102,622	$-

OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2012	2011
Other taxes payable	$775,995	$304,988
Accrued payroll & welfare	14,587	9,491
Others	14,614	9,944
	$805,196	$324,423

NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
Schedule of Notes Payable
Bank acceptance notes:	December 31,
	2012	2011
Due Jun 17, 2013,	$792,569	$-
Due Jun 17, 2013,	1,585,138	-
Due Jun 6, 2013,	792,569	-
Due Jun 6, 2013,	792,569	-
Due May 19, 2013	396,284	-
Due May 19, 2013	396,284	-
Due May 19, 2013	792,569	-
Due May 19, 2013	1,585,138	-
Due May 16, 2013	792,569	-
Due May 6, 2013	396,284	-
Due May 6, 2013	792,569	-
Due May 6, 2013	1,585,138	-
Due May 6, 2013	396,284	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due April 23, 2013, subsequently repaid on due date	1,585,138	-
Due March 28, 2013, subsequently repaid on due date	792,569	-
Due March 28, 2013, subsequently repaid on due date	1,585,138	-
Due March 24, 2013, subsequently repaid on due date	3,170,275	-
Due March 21, 2013, subsequently repaid on due date	1,585,138	-
Due March 12, 2013, subsequently repaid on due date	1,585,138	-
Due March 11, 2013, subsequently repaid on due date	1,585,138	-
Due March 10, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due March 6, 2013, subsequently repaid on due date	1,585,138	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due February 3, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 19, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-
Due January 12, 2013, subsequently repaid on due date	1,268,110	-

Bank acceptance notes:	December 31,
	2012	2011

Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 21, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	786,349
Due June 19, 2012, subsequently repaid on due date	-	1,572,698
Due May 25, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	1,572,698
Due May 1, 2012, subsequently repaid on due date	-	786,349
Due April 30, 2012, subsequently repaid on due date	-	6,133,523
Due April 28, 2012, subsequently repaid on due date	-	786,349
Due April 28, 2012, subsequently repaid on due date	-	629,079
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due March 23, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 24, 2012, subsequently repaid on due date	-	786,349
Due February 4, 2012, subsequently repaid on due date	-	786,349
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 28, 2012, subsequently repaid on due date	-	629,079
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 20, 2012, subsequently repaid on due date	-	786,349
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 8, 2012, subsequently repaid on due date	-	629,079
Due January 5, 2012, subsequently repaid on due date		629,079
Total	$36,933,710	$24,848,628

SHORT TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT TERM BANK LOANS [Abstract]
Schedule of Short Term Bank Loans
	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due December 13,2013, guaranteed by ZFX and Zhaoyang	Agricultural Bank of China ("ABC") Jiu Long Branch	6.45%	$4,755,413	$-
Due November 7,2013	Anhui Commercial Bank ("ACB") Fei Cui Branch	6.80%	1,585,138	-
Due October 24,2013, collateral by LUR	Anhui Rural Commercial Bank ("ARCB") Ma An Shan Branch	7.20%	3,170,275	-
Due October 17,2013, guaranteed by SOI	ARCB Ma An Shan Branch	7.20%	3,170,275	-
Due September 25,2013, guaranteed by ZFX and SOI	ACB Fei Cui Branch	6.80%	1,585,138	-
Due September 20,2013 guaranteed by ZFX and Dr Tang	China Everbright Bank ("CEB") Ma An Shan Branch	7.54%	792,569	-
Due August 19,2013	Industrial and Commercial Bank of China ("ICBC") Ma An Shan Branch	6.60%	1,585,138	-
Due July 23,2013,	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	1,743,652	-
Due June 15,2013, guaranteed by ZFX	Bank of China ("BOC") Jiu Jiang Branch	5.88%	1,268,096	-
Due June 4,2013, guaranteed by ZFX and Dr Tang	CEB Ma An Shan Branch	7.54%	4,755,413	-
Due May 29, 2013	CEB Ma An Shan Branch	6.56%	1,505,881	-
Due May 8,2013	BOC Ma An Shan Branch	7.82%	5,662,112	-
Due May 7,2013, guaranteed by ZFX and SOI	BOC Ma An Shan Branch	7.82%	1,585,138	-
Due April 28,2013,	ICBC Jiu Jiang Ba Li Hu Branch	6.31%	1,426,624	-
Due April 1,2013, guaranteed by ZFX and SOI subsequently repaid on due date	BOC Ma An Shan Branch	7.82%	1,585,138	-
Due March 31,2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	China Construction Bank ("CCB") Ma An Shan Branch	5.44%	2,377,707	-
Due March 9 ,2013, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	5.88%	1,108,612	-

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due March 1, 2013, subsequently repaid on due date	CEB Ma An Shan Branch	6.56%	$1,505,881	$-
Due February 18,2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	CCB Ma An Shan Branch	5.44%	1,585,138	-
Due February 5, 2013, guaranteed by ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	6.60%	3,170,275	-
Due January 13, 2013, guaranteed by ZFX and Dr Tang subsequently repaid on due date	China Merchants Bank ("CMB") Ma An Shan Branch	7.20%	1,585,138	-
Due January 9,2013, subsequently repaid on due date	ICBC Ma An Shan Branch	6.60%	3,170,275	-
Due December 16, 2012, guaranteed by ZFX and Zhaoyang subsequently repaid on due date	ABC Jiu Long Branch	7.32%	-	4,718,094
Due October 20, 2012, guaranteed by SOI and Zhaoyang subsequently repaid on due date	ARCB Ma An Shan Branch	7.87%	-	3,145,396
Due October 17, 2012, guaranteed by SOI and Zhaoyang subsequently repaid on due date	ARCB Ma An Shan Branch	7.87%	-	3,145,396
Due October 12, 2012, subsequently repaid on due date	ACB Fei Cui Branch	7.22%	-	1,572,698
Due September 30, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	ACB Fei Cui Branch	6.56%	-	1,572,698
Due September 29, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	8.53%	-	786,349
Due September 28, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	8.53%	-	786,349
Due September 22, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	7.87%	-	1,572,698
Due July 25, 2012, subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.65%	-	1,415,428
Due June 6, 2012, guaranteed by ZFX subsequently repaid on due date	CEB Ma An Shan Branch	7.26%	-	4,718,094
Due June 6, 2012, subsequently repaid on due date	CCB Ma An Shan Branch	10.00%	-	2,988,126

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due May 22, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	BOC Ma An Shan Branch	7.22%	$-	$1,572,698
Due May 17, 2012, guaranteed by SOI and ZFX subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	-	1,572,698
Due April 18, 2012, subsequently repaid on due date	CCB Ma An Shan Branch	6.10%	-	1,572,698
Due April 4, 2012, subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	-	3,145,396
Due March 27, 2012, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	786,316
Due March 10, 2012, guaranteed by ZFX subsequently repaid on due date	CCB Ma An Shan Branch	5.45%	-	3,302,666
Due March 10, 2012 subsequently repaid on due date	ICBC Jiu Jiang Ba Li Hu Branch	8.31%	-	1,729,968
Due March 5, 2012, guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	314,525
Due February 17, 2012 subsequently repaid on due date	ICBC Ma An Shan Branch	6.94%	-	1,572,698
Due February 11, 2012 guaranteed by SOI and ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.54%	-	1,572,698
Due February 6, 2012, guaranteed by ZFX, subsequently repaid on due date	BOC Ma An Shan Branch	7.87%	-	3,145,396
Due January 15, 2012,guaranteed by ZFX subsequently repaid on due date	BOC Jiu Jiang Branch	7.32%	-	1,257,126
Total			$50,679,026	$47,966,209

LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM BANK LOANS [Abstract]
Schedule of Long Term Bank Loans

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due August 8, 2013, guaranteed by ZFX, collateral by Fixes assets	CCB Jiu Jiang Branch	7.31%	4,438,386	4,718,094
Total long-term bank loans			4,438,386	4,718,094
Less: current portion			4,438,386	-
Long-term bank loans, less current portion			$-	$4,718,094

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Options
Grant Date	October 26, 2010
Risk-free interest rate	1.93%
Expected term	5.0
Expected volatility	40.98%
Expected dividend yield	0.00%
Fair value of share option	1.41

Summary of Stock Option Activity

	Activity	Weighted Average Exercise Price

Outstanding as of January 1, 2011	150,000-	$5.00
Exercised	-	$-
Cancelled/Forfeited	-	$-
Outstanding as of December 31, 2011	150,000	$5.00
Exercised	-	$-
Cancelled/Forfeited	-	$-
Vested and expected to vest as of December 31, 2012	150,000	$5.00

EARNINGS PER SHARES (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARES [Abstract]
Schedule of the Computation of Basic and Diluted Earnings Per Share

	December 31,
	2012	2011	2010

Net income attribute to the Company	$2,381,279	$11,547,705	$14,648,338

Weighted average ordinary shares outstanding - basic and diluted	19,942,333	20,000,000	15,150,685

Basic and diluted earnings per share	$0.12	$0.58	$0.97

INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Schedule of Income Tax Expenses
	Year Ended December 31,
	2012	2011	2010
Current	$696,694	$2,190,005	$2,865,372
Deferred	(139,266)	(50,976)	-
Income tax expenses	$557,428	$2,139,029	$2,865,372

Schedule of Effective Income Tax Reconciliation

	Year Ended December 31,
	2012	2011	2010
Computed "expected" income tax expenses	$818,452	$3,798,420	$5,102,777
Effect on tax incentive / holiday	(383,472)	(1,740,969)	(2,310,384)
Non-deductable expense	122,448	81,578	72,979
Income tax expenses	$557,428	$2,139,029	$2,865,372

Schedule of Deferred Tax Assets
	December 31,
	2012	2011	2010

Provision of doubtful accounts	$191,564	$51,821	$-

GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Schedule of Sales by Geographical Area
	Year Ended December 31,
	2012	2011	2010
Domestic Sales	$111,925,870	$111,130,918	$113,873,505
International Sales	10,472,016	7,486,053	3,579,519
	$122,397,886	$118,616,971	$117,453,024

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 07, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Issuance of ordinary shares			$ 20,345,000
Initial public offering, percentage of share sold		25.00%
Business Combination, Separately Recognized Transactions [Line Items]
Shares issued	10,000,000
Ordinary shares, shares outstanding		19,901,959		20,000,000
Ownership percentage	100.00%
Ordinary shares, shares authorized	100,000,000	100,000,000		100,000,000
ADSs currently trading on the NASDAQ		4,901,959
Ultra Glory [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Ordinary shares, shares outstanding	5,000,000
Price per share	0.03
Ownership percentage	100.00%
Investors [Member]
Percent ownership		9.70%
Effectual Strength Enterprises [Member]
Percent ownership		59.70%
Effectual Strength Enterprises [Member] | Chairman [Member]
Percent ownership		100.00%
Fascinating Acme Development [Member]
Percent ownership		3.00%
Fascinating Acme Development [Member] | Chief Executive Officer's Spouse [Member]
Percent ownership		100.00%
Gross Inspiration Development [Member]
Percent ownership		3.00%
Gross Inspiration Development [Member] | Chief Executive Officer of Shanghai ZFX's Spouse [Member]
Percent ownership		100.00%
Ossen Innovation Group [Member]
Percent ownership		100.00%
Ossen Asia [Member]
Percent ownership		100.00%
Topchina [Member]
Percent ownership		100.00%
Ossen Materials [Member]
Percent ownership		81.00%
Ossen Jiujiang [Member]
Percent ownership		96.11%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 HKD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Plant, Buildings and Improvements [Member] Minimum [Member]	Dec. 31, 2012 Plant, Buildings and Improvements [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor Vehicles [Member]	Dec. 31, 2012 Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Office Equipment [Member] Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Year end RMB: US$ exchange rate	6.3086	6.3086	6.3585	6.6118
Average yearly RMB: US$ exchange rate	6.31%	6.31%	6.46%	6.78%
Research and development costs	$ 1,132,256		$ 755,746	$ 595,477
Retirement benefits, contributions by company	213,617		112,960	144,418
Dividend withholding tax, amount excluded	38,296,269
VAT rate	17.00%	17.00%
Accumulated statutory reserves	294,219		1,210,351	1,581,126
DPS compensation maximum		500,000
Accounts receivable, allowance for doubtful accounts	1,277,091		384,311
Percentage to estimate bad debts revision, net income effect	200,000
Percentage to estimate bad debts revision, earnings per share effect	$ 0.009
Advance to suppliers	77,948,496		41,391,174
Advance to suppliers, aging within 60 days	65,373,551
Advance to supplier, aging within 60-90 days	7,084,338
Advance to suppliers, aging over 90 days	5,490,597
Customer deposits	384,602		459,915
Prepayment for plant and equipment	$ 7,933,361		$ 7,869,529
Amortization period, lease term	50 years	50 years
Property, Plant and Equipment [Line Items]
Estimated useful life					5 years	20 years	5 years	20 years	5 years	5 years	10 years

CONCENTRATION (Schedule of Major Customer Concentrations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenues	$ 122,397,886	$ 118,616,971	$ 117,453,024
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	72,715,616	47,930,799	73,599,982
Concentration risk percentage	60.00%	40.00%	63.00%
Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	47,193,174	29,905	37,685,302
Concentration risk percentage	39.00%	25.00%	32.00%
Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	25,522,442	18,024,885	21,213,241
Concentration risk percentage	21.00%	15.00%	18.00%
Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues			$ 14,701,440
Concentration risk percentage			13.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	56.00%	45.00%

CONCENTRATION (Schedule of Major Supplier Concentrations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Purchases from suppliers	$ 111,611,457	$ 96,588,172	$ 92,298,319
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Purchases from suppliers	80,523,511	63,154,427	91,219,822
Concentration risk percentage	89.00%	93.00%	89.00%
Supplier Concentration Risk [Member] | Customer X [Member]
Concentration Risk [Line Items]
Purchases from suppliers	39,484,102	11,261,250	50,156,639
Concentration risk percentage	44.00%	17.00%	49.00%
Supplier Concentration Risk [Member] | Customer Y [Member]
Concentration Risk [Line Items]
Purchases from suppliers		15,225,509	25,665,687
Concentration risk percentage		22.00%	25.00%
Supplier Concentration Risk [Member] | Customer Z [Member]
Concentration Risk [Line Items]
Purchases from suppliers	30,028,975	27,622,232	15,397,496
Concentration risk percentage	33.00%	41.00%	15.00%
Supplier Concentration Risk [Member] | Customer U [Member]
Concentration Risk [Line Items]
Purchases from suppliers	$ 11,010,434	$ 9,045,436
Concentration risk percentage	12.00%	13.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage

ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 47,011,472	$ 48,434,033
Less: allowance for doubtful accounts	(1,277,091)	(384,311)
Accounts receivable, net	$ 45,734,381	$ 48,049,722

ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Beginning balance	$ 384,311	$ 37,347
Provision for doubtful accounts	892,780	346,964
Ending balance	$ 1,277,091	$ 384,311

INVENTORIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 2,739,029	$ 10,339,201
Work-in-progress	72,228	231,746
Finished goods	6,995,787	6,651,717
Inventories	$ 9,807,044	$ 17,222,664

NOTES RECEIVABLE (Details) (USD $)	Dec. 31, 2012	Oct. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Bank Acceptance Note Receivable One [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable One [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Two [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Two [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Three [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Three [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Four [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Four [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Five [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Five [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Six [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Six [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Seven [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Seven [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Eight [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Eight [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Nine [Member]	Dec. 31, 2011 Bank Acceptance Note Receivable Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 394,079	$ 10,851,616	$ 10,851,616	$ 1,572,698		$ 1,572,698		$ 2,359,047		$ 786,349		$ 1,572,698		$ 786,239		$ 1,258,158		$ 943,619		$ 394,079
Repayment date				Jun 5, 2012		Jun 5, 2012		Jun 5, 2012		Jun 5, 2012		May 23, 2012		May 20, 2012		Feb 20, 2012		Feb 20, 2012		Jan 7, 2013

OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
Refundable deposits with suppliers	$ 1,585,138	$ 6,290,792
Deposits for open project bids	120,838	125,816
Other receivables	198,650	78,633
Other current assets	$ 1,904,626	$ 6,495,241

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 19,828,695	$ 19,640,470
Less: Accumulated depreciation	(10,121,108)	(8,617,554)
Property, plant and equipment, net	9,707,587	11,022,916
Depreciation expense	1,503,554	1,911,923	1,747,880
Property pledged as collateral	1,518,706	4,131,509
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	4,236,885	4,197,345
Less: Accumulated depreciation	(1,577,757)	(1,298,556)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15,160,917	15,038,443
Less: Accumulated depreciation	(8,178,929)	(6,981,542)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	317,512	292,675
Less: Accumulated depreciation	(260,263)	(237,728)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	113,381	112,007
Less: Accumulated depreciation	$ (104,159)	$ (99,728)

LAND USE RIGHTS (Schedule of Land Use Rights) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHTS [Abstract]
Cost of land use rights	$ 4,884,596	$ 4,846,263
Less: Accumulated amortization	(566,927)	(465,555)
Land use rights, net	$ 4,317,669	$ 4,380,708

LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHTS [Abstract]
2014	$ 97,692
2014	97,692
2015	97,692
2016	97,692
2017	97,692
Thereafter	3,829,209
Land use rights, net	$ 4,317,669	$ 4,380,708

RELATED PARTY TRANSACTIONS (Schedule of Notes Receivable from Related Party) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party receivables	$ 1,830,208
Related Party Note Receivable One [Member]
Related Party Transaction [Line Items]
Related party receivables	$ 1,830,208
Due date	Jan 7, 2013

RELATED PARTY TRANSACTIONS (Schedule of Accounts Receivable from Related Party) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Accounts receivable from related party		$ 20,799
Shanghai Pujiang [Member]
Related Party Transaction [Line Items]
Accounts receivable from related party		10,369
Zhejiang Pujiang [Member]
Related Party Transaction [Line Items]
Accounts receivable from related party		$ 10,430

RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Short-term debt guaranteed by Company	$ 15,851,377
Notes payable guaranteed by Company	12,866,563
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	9,985,370	26,105,707	26,316,581
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,755,413	4,718,094
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	11,095,964	1,572,698
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	22,984,497	3,145,396
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,170,275	9,672,092
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		2,395,047
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,999,097		5,199,891
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,170,275	12,376,238	11,645,845
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,755,413	4,718,094
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		1,572,698
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		7,784,855
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	3,170,275	9,672,092
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	7,136,843	7,775,696	14,701,440
Related Party Transaction Fourteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		12,931,551	2,292,532
Related Party Transaction Fifteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	15,851,377	13,367,933
Related Party Transaction Sixteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	440,107	102,622
Related Party Transaction Seventeen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	12,866,563
Related Party Transaction Eighteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	4,755,413
Related Party Transaction Nineteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 4,755,413

OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Other taxes payable	$ 775,995	$ 304,988
Accrued payroll & welfare	14,587	9,491
Others	14,614	9,944
Other payables and accrued expenses	$ 805,196	$ 324,423

NOTES PAYABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 36,933,710	$ 24,848,628
Restricted cash	25,407,499	19,764,900
Bank fee percentage	0.05%	0.05%	0.05%
Bank fee	38,421	25,217	24,488
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun 21, 2012
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun 21, 2012
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun 19, 2012
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jun 19, 2012
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,572,698
Repayment date		Jun 19, 2012
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,572,698
Repayment date		May 25, 2012
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		1,572,698
Repayment date		May 1, 2012
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		May 1, 2012
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		6,133,523
Repayment date		Apr 30, 2012
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Apr 28, 2012
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Apr 28, 2012
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Mar 23, 2012
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Mar 23, 2012
Bank Acceptance Note Fifteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Feb 24, 2012
Bank Acceptance Note Sixteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Feb 24, 2012
Bank Acceptance Note Seventeen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Feb 4, 2012
Bank Acceptance Note Eighteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan 28, 2012
Bank Acceptance Note Nineteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan 28, 2012
Bank Acceptance Note Twenty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jan 20, 2012
Bank Acceptance Note Twenty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		786,349
Repayment date		Jan 20, 2012
Bank Acceptance Note Twenty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan 8, 2012
Bank Acceptance Note Twenty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan 8, 2012
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		629,079
Repayment date		Jan 5, 2012
Bank Acceptance Note Twenty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Jun 17, 2013
Bank Acceptance Note Twenty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Jun 17, 2013
Bank Acceptance Note Twenty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Jun 6, 2013
Bank Acceptance Note Twenty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Jun 6, 2013
Bank Acceptance Note Twenty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 19, 2013
Bank Acceptance Note Twenty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 19, 2013
Bank Acceptance Note Thirty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	May 19, 2013
Bank Acceptance Note Thirty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	May 19, 2013
Bank Acceptance Note Thirty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	May 16, 2013
Bank Acceptance Note Thirty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 6, 2013
Bank Acceptance Note Thirty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	May 6, 2013
Bank Acceptance Note Thirty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	May 6, 2013
Bank Acceptance Note Thirty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	396,284
Repayment date	May 6, 2013
Bank Acceptance Note Thirty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Apr 23, 2013
Bank Acceptance Note Thirty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Apr 23, 2013
Bank Acceptance Note Thirty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	792,569
Repayment date	Mar 28, 2013
Bank Acceptance Note Forty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar 28, 2013
Bank Acceptance Note Forty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	3,170,275
Repayment date	Mar 24, 2013
Bank Acceptance Note Forty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar 21, 2013
Bank Acceptance Note Forty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar 12, 2013
Bank Acceptance Note Forty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar 11, 2013
Bank Acceptance Note Forty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar 10, 2013
Bank Acceptance Note Forty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar 6, 2013
Bank Acceptance Note Forty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,585,138
Repayment date	Mar 6, 2013
Bank Acceptance Note Forty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Feb 3, 2013
Bank Acceptance Note Forty Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Feb 3, 2013
Bank Acceptance Note Fifty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Jan 19, 2013
Bank Acceptance Note Fifty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Jan 19, 2013
Bank Acceptance Note Fifty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	1,268,110
Repayment date	Jan 12, 2013
Bank Acceptance Note Fifty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,268,110
Repayment date	Jan 12, 2013

SHORT TERM BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term bank loans	$ 50,679,026	$ 47,966,209
Loans payable, weighted average interest rate	6.75%	7.54%
Interest expense, short term bank loans	3,335,158	2,998,929	1,949,982
Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,718,094
Annual rate		7.32%
Repayment date		Dec 16, 2012
Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		7.87%
Repayment date		Oct 20, 2012
Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		7.87%
Repayment date		Oct 17, 2012
Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.22%
Repayment date		Oct 12, 2012
Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		6.56%
Repayment date		Sep 30, 2012
Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans		786,349
Annual rate		8.53%
Repayment date		Sep 29, 2012
Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans		786,349
Annual rate		8.53%
Repayment date		Sep 28, 2012
Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.87%
Repayment date		Sep 22, 2012
Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,415,428
Annual rate		8.65%
Repayment date		Jul 25, 2012
Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,718,094
Annual rate		7.26%
Repayment date		Jun 6, 2012
Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,988,126
Annual rate		10.00%
Repayment date		Jun 6, 2012
Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.22%
Repayment date		May 22, 2012
Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.54%
Repayment date		May 17, 2012
Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		6.10%
Repayment date		Apr 18, 2012
Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		6.94%
Repayment date		Apr 4, 2012
Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		786,316
Annual rate		7.32%
Repayment date		Mar 27, 2012
Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,302,666
Annual rate		5.45%
Repayment date		Mar 10, 2012
Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,729,968
Annual rate		8.31%
Repayment date		Mar 10, 2012
Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		314,525
Annual rate		7.32%
Repayment date		Mar 5, 2012
Short Term Bank Loan Twenty [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		6.94%
Repayment date		Feb 17, 2012
Short Term Bank Loan Twenty One [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,572,698
Annual rate		7.54%
Repayment date		Feb 11, 2012
Short Term Bank Loan Twenty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		3,145,396
Annual rate		7.87%
Repayment date		Feb 6, 2012
Short Term Bank Loan Twenty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,257,126
Annual rate		7.32%
Repayment date		Jan 15, 2012
Short Term Bank Loan Twenty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,755,413
Annual rate	6.45%
Repayment date	Dec 13, 2013
Short Term Bank Loan Twenty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	6.80%
Repayment date	Nov 7, 2013
Short Term Bank Loan Twenty Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,170,275
Annual rate	7.20%
Repayment date	Oct 24, 2013
Short Term Bank Loan Twenty Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,170,275
Annual rate	7.20%
Repayment date	Oct 17, 2013
Short Term Bank Loan Twenty Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	6.80%
Repayment date	Sep 25, 2013
Short Term Bank Loan Twenty Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	792,569
Annual rate	7.54%
Repayment date	Sep 20, 2013
Short Term Bank Loan Thirty [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	6.60%
Repayment date	Aug 19, 2013
Short Term Bank Loan Thirty One [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,743,652
Annual rate	6.31%
Repayment date	Jul 23, 2013
Short Term Bank Loan Thirty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,268,096
Annual rate	5.88%
Repayment date	Jun 15, 2013
Short Term Bank Loan Thirty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,755,413
Annual rate	7.54%
Repayment date	Jun 4, 2013
Short Term Bank Loan Thirty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,505,881
Annual rate	6.56%
Repayment date	May 29, 2013
Short Term Bank Loan Thirty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	5,662,112
Annual rate	7.82%
Repayment date	May 8, 2013
Short Term Bank Loan Thirty Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	7.82%
Repayment date	May 7, 2013
Short Term Bank Loan Thirty Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,426,624
Annual rate	6.31%
Repayment date	Apr 28, 2013
Short Term Bank Loan Thirty Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	7.82%
Repayment date	Apr 1, 2013
Short Term Bank Loan Thirty Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	2,377,707
Annual rate	5.44%
Repayment date	Mar 31, 2013
Short Term Bank Loan Forty [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,108,612
Annual rate	5.88%
Repayment date	Mar 9, 2013
Short Term Bank Loan Forty One [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,505,881
Annual rate	6.56%
Repayment date	Mar 1, 2013
Short Term Bank Loan Forty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	5.44%
Repayment date	Feb 18, 2013
Short Term Bank Loan Forty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	3,170,275
Annual rate	6.60%
Repayment date	Feb 5, 2013
Short Term Bank Loan Forty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	1,585,138
Annual rate	7.20%
Repayment date	Jan 13, 2013
Short Term Bank Loan Forty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,170,275
Annual rate	6.60%
Repayment date	Jan 9, 2013

LONG TERM BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term bank loans	$ 4,438,386	$ 4,718,094
Less: current portion	(4,438,386)
Long-term bank loans, less current portion		4,718,094
Interest expense, long term bank loans	341,834	133,938
Long Term Bank Loan One [Member]
Debt Instrument [Line Items]
Annual rate	7.31%
Repayment date	Aug 8, 2013
Long-term bank loans	$ 4,438,386	$ 4,718,094

STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 26, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCK-BASED COMPENSATION [Abstract]
Stock options granted	150,000
Options exercisable		150,000
Value of options granted	$ 211,500
Compensation cost		$ 86,799	$ 105,605	$ 19,096
Forfeiture rate		0.00%

STOCK-BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details) (USD $)	0 Months Ended
Oct. 26, 2010
STOCK-BASED COMPENSATION [Abstract]
Risk-free interest rate	1.93%
Expected term	5 years
Expected volatility	40.98%
Expected dividend yield	0.00%
Fair value of share option	$ 1.41

STOCK-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 26, 2010	Dec. 31, 2012	Dec. 31, 2011
Activity
Outstanding, beginning balance		150,000	150,000
Granted	150,000
Exercised
Cancelled/Forfeited
Outstanding, ending balance		150,000	150,000
Exercisable		150,000
Weighted Average Exercise Price
Outstanding, beginning balance		$ 5	$ 5
Exercised
Cancelled/Forfeited
Outstanding, ending balance		$ 5	$ 5

EARNINGS PER SHARES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARES [Abstract]
Net income attribute to the Company	$ 2,381,279	$ 11,547,705	$ 14,648,338
Weighted average ordinary shares outstanding - basic and diluted	19,942,333	20,000,000	15,150,685
Basic and diluted earnings per share	$ 0.12	$ 0.58	$ 0.97
Anti-dilutive shares	150,000

STOCK REPURCHASE PROGRAM (Details) (USD $)	12 Months Ended
Dec. 31, 2012
STOCK REPURCHASE PROGRAM [Abstract]
Number of shares authorized for repurchase	500,000
Shares repurchased	98,041
Value of shares repurchased	$ 96,608

INCOME TAX (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX [Abstract]
Current	$ 696,694	$ 2,190,005	$ 2,865,372
Deferred	(139,266)	(50,976)
Income tax expenses	$ 557,428	$ 2,139,029	$ 2,865,372

INCOME TAX (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Computed "expected" income tax expenses	$ 818,452	$ 3,798,420	$ 5,102
Effect on tax incentive / holiday	(383,472)	(1,740,969)	(2,310,384)
Non-deductable expense/(tax exempted income)	122,448	81,578	72,979
Income tax expenses	$ 557,428	$ 2,139,029	$ 2,865,372

INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX [Abstract]
Provision of doubtful accounts	$ 191,564	$ 51,821

GEOGRAPHICAL SALES AND SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
Domestic Sales	$ 111,925,870	$ 111,130,918	$ 113,873,505
International Sales	10,472,016	7,486,053	3,579,519
Revenues	$ 122,397,886	$ 118,616,971	$ 117,453,024

SCHEDULE 1 (CONDENSED BALANCE SHEETS) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 1,996,764	$ 1,568,261
Accounts receivable from related party		20,799
Total current assets	165,023,097	145,364,377
TOTAL ASSETS	186,981,714	168,637,530
LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	94,204,578	79,270,536
Shareholders' Equity
Share Capital	200,000	200,000
Additional paid-in capital	33,971,455	33,884,656
Statutory reserve	4,179,027	3,884,808
Retained earnings	38,311,527	36,224,467
Accumulated other comprehensive income	5,999,214	5,295,641
Treasury stock	(96,608)
TOTAL SHAREHOLDERS' EQUITY	82,564,615	79,489,572
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	186,981,714	168,637,530
Ossen Innovation Co., Ltd [Member]
Current Assets
Cash	46,368	616,654
Accounts receivable from related party	20,000,000	20,000,000
Total current assets	20,046,368	20,616,654
Long term investment in subsidiaries	46,523,676	43,238,081
TOTAL ASSETS	66,570,044	63,854,735
LIABILITIES AND SHAREHOLDERS' EQUITY
TOTAL LIABILITIES	0	0
Shareholders' Equity
Share Capital	50,000	50,000
Additional paid-in capital	20,735,955	20,735,955
Statutory reserve	0	0
Retained earnings	45,875,656	43,065,332
Accumulated other comprehensive income	5,042	3,448
Treasury stock	(96,609)	0
TOTAL SHAREHOLDERS' EQUITY	66,570,044	63,854,735
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 66,570,044	$ 63,854,735

SCHEDULE 1 (CONDENSED STATEMENTS OF OPERATIONS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVEUNUES	$ 122,397,886	$ 118,616,971
COST OF GOODS SOLD	111,611,457	96,588,172
GROSS PROFIT	10,786,429	22,028,799
Selling expenses	917,074	1,216,504
General and administrative expenses	3,950,934	2,747,514
Total Operating Expenses	4,868,008	3,964,018
LOSS FROM OPERATIONS	5,918,421	18,064,781
Financial expenses, net	(3,556,045)	(3,480,766)
INCOME BEFORE INCOME TAX	3,273,806	15,193,681
INCOME TAX	557,428	2,139,029
NET INCOME	2,716,378	13,054,652
Ossen Innovation Co., Ltd [Member]
REVEUNUES	0	0
COST OF GOODS SOLD	0	0
GROSS PROFIT	0	0
Selling expenses	0	0
General and administrative expenses	473,060	169,516
Total Operating Expenses	473,060	169,516
LOSS FROM OPERATIONS	(473,060)	(169,516)
Financial expenses, net	(619)	(413)
Investment in subsidiaries	2,942,190	11,823,627
INCOME BEFORE INCOME TAX	2,468,511	11,653,698
INCOME TAX	0	0
NET INCOME	$ 2,468,511	$ 11,653,698

SCHEDULE 1 (CONDENSED STATEMENTS OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,716,378	$ 13,054,652
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Net cash used in operating activities	(8,767,390)	(20,143,383)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(32,982)	(162,229)
CASH FLOWS FROM FINANCING ACTIVITIES:
IPO expense compensation		440,955
Treasury stock purchased	96,608
Net cash provided by financing activities	8,159,102	7,668,492
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(641,270)	(12,637,120)
Effect of exchange rate changes on cash	1,069,773	1,882,399
Cash and cash equivalents at beginning of period	1,568,261	12,322,982
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,996,764	1,568,261
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	2,468,511	11,653,698
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Equity in earnings of subsidiaries	(2,942,190)	(11,382,044)
Net cash used in operating activities	(473,679)	271,654
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
IPO expense compensation		0
Treasury stock purchased	96,609	0
Net cash provided by financing activities	(96,609)	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(570,288)	271,654
Effect of exchange rate changes on cash	2	0
Cash and cash equivalents at beginning of period	616,654	345,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 46,368	$ 616,654